UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Orbitronix, LP

Address:   4343 Von Karman Ave.
           3rd Floor
           Newport Beach, CA 92660


Form 13F File Number: 28-14384


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Fariborz Maseeh
Title:  Manager of URBITRONIX, LLC, General Partner of Orbitronix, LP
Phone:  (949) 640-0801

Signature,  Place,  and  Date  of  Signing:

/s/ Fariborz Maseeh                Newport Beach, CA                  11/13/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              37

Form 13F Information Table Value Total:  $      110,579
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
SELECT SECTOR UTI SELECT SPDR ETF (PSE)  SBI INT-UTILS  81369Y886      364   10,000 SH       SOLE                 10,000      0    0
DELL ORDINARY (NMQ)                      COM            24702R101      197   20,000 SH       SOLE                 20,000      0    0
ISHARES DOW JONE SELECT DIV INDX ETF     DJ SEL DIV INX 464287168    2,942   51,000 SH       SOLE                 51,000      0    0
ISHARES MSCI EMERGING MKTS IDX ETF (PSE) MSCI EMERG MKT 464287234    4,133  100,000 SH       SOLE                100,000      0    0
BERKSHIRE HATHWAY CL B ORD (NYS)         CL B NEW       84670702    37,044  420,000 SH       SOLE                420,000      0    0
ISHARES MSCI JAPAN INDEX ETF (PSE)       MSCI JAPAN     464286848    6,052  660,000 SH       SOLE                660,000      0    0
CORNING ORD (NYS)                        COM            219350105    5,260  400,000 SH       SOLE                400,000      0    0
DOLLAR GENERAL CORP                      COM            256677105      605    9,300 SH  CALL SOLE                  9,300      0    0
WALT DISNEY CO/THE                       COM            254687106    1,480   26,900 SH  CALL SOLE                 26,900      0    0
EDWARDS LIFESCIENCES CORP                COM            28176E108      429    3,300 SH  CALL SOLE                  3,300      0    0
FEDEX CORP                               COM            31428X106      684    5,700 SH  CALL SOLE                  5,700      0    0
FAIR ISAAC CORP                          COM            303250104    1,100   20,000 SH  CALL SOLE                 20,000      0    0
HEWLETT-PACKARD CO                       COM            428236103      200   10,000 SH  CALL SOLE                 10,000      0    0
HEWLETT-PACKARD CO                       COM            428236103      900   50,000 SH  CALL SOLE                 50,000      0    0
KIMBERLY-CLARK CORP                      COM            494368103    1,750   20,000 SH  CALL SOLE                 20,000      0    0
NISOURCE INC                             COM            65473P105      750   25,000 SH  CALL SOLE                 25,000      0    0
PETSMART INC                             COM            716768106      700   10,000 SH  CALL SOLE                 10,000      0    0
ROSS STORES INC                          COM            778296103      525    7,500 SH  CALL SOLE                  7,500      0    0
SHERWIN-WILLIAMS CO/THE                  COM            824348106    1,904   11,200 SH  CALL SOLE                 11,200      0    0
SIMON PROPERTY GROUP INC                 COM            828806109    3,400   20,000 SH  CALL SOLE                 20,000      0    0
SPDR S&P 500 ETF TRUST                   TR UNIT        78462F103   16,500  100,000 SH  CALL SOLE                100,000      0    0
TARGET CORP                              COM            87612E106    2,100   30,000 SH  CALL SOLE                 30,000      0    0
TJX COMPANIES INC                        COM            872540109    2,200   40,000 SH  CALL SOLE                 40,000      0    0
UNDER ARMOUR INC-CLASS A                 CL A           904311107      280    3,500 SH  CALL SOLE                  3,500      0    0
VMWARE INC-CLASS A                       CL A           928563402    2,500   20,000 SH  CALL SOLE                 20,000      0    0
YUM! BRANDS INC                          COM            988498101      748    8,800 SH  CALL SOLE                  8,800      0    0
APPLE INC                                COM            37833100       640    1,000 SH  PUT  SOLE                  1,000      0    0
BERKSHIRE HATHAWAY-BLK CEDEA             CL B NEW       84670702       800   10,000 SH  PUT  SOLE                 10,000      0    0
BERKSHIRE HATHAWAY-BLK CEDEA             CL B NEW       84670702     3,300   40,000 SH  PUT  SOLE                 40,000      0    0
ENCANA CORP                              COM            292505104      750   50,000 SH  PUT  SOLE                 50,000      0    0
CURRENCYSHARES JAPANESE YEN              JAPANESE YEN   23130A102    3,075   25,000 SH  PUT  SOLE                 25,000      0    0
SPDR GOLD TRUST                          GOLD SHS       78463V107    1,420   10,000 SH  PUT  SOLE                 10,000      0    0
HOME DEPOT INC                           COM            437076102    2,300   40,000 SH  PUT  SOLE                 40,000      0    0
MCDONALD'S CORP                          COM            580135101      525    6,000 SH  PUT  SOLE                  6,000      0    0
MCDONALD'S CORP                          COM            580135101      900   10,000 SH  PUT  SOLE                 10,000      0    0
PETSMART INC                             COM            716768106      650   10,000 SH  PUT  SOLE                 10,000      0    0
CONSUMER STAPLES SPDR                    SBI CONS STPLS 81369Y308    1,472   46,000 SH  PUT  SOLE                 46,000      0    0


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